Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of $0.01 par value per share
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit	4.745
Maximum Aggregate Offering Price	$ 56,940,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,863.41
Offering Note	1.The amount registered represents all of the shares reserved and authorized for issuance under the Second Amended and Restated Long-Term Incentive Plan of Nam Tai Property Inc., effective May 11, 2022, as amended and restated on February 27, 2023 and further amended and restated on October 23, 2024 (the "2022 LTIP"). The 2022 LTIP reserves a maximum of 10,000,000 shares for issuance (as amended in 2024), subject to customary adjustments. And pursuant to an evergreen provision, the share reserved and available for issuance under the 2022 LTIP shall automatically increase annually on January 1, beginning in 2025 but prior to the expiration of the 2022 LTIP, by 2% of the outstanding shares as of that date, or by 1,000,000 shares if the shares are not then traded on a stock exchange. To the extent that the actual number of shares that may be offered pursuant to the 2022 LTIP exceeds the number of shares registered on this registration statement, the Registrant will file a new registration statement to register the additional shares. 2.The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$ 4.745 per share, the average of the high and low prices of the Registrant's shares on the over-the-counter market as of May 6, 2026, which such date is within five business days of the filing of this registration statement.